Segment and corporate information	12 Months Ended
Dec. 31, 2020
Segment and corporate information
Segment and corporate information

26.    Segment and corporate information

The Company’s operating segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. The operating segments are determined based upon how the Company manages its businesses with geographical responsibilities. All segments are primarily engaged in providing health care services and the distribution of products and equipment for the treatment of ESRD and other extracorporeal therapies.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes taxes are outside the segments’ control. Financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters’ overhead charges, including accounting and finance as well as certain legal costs, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality and supply chain management as well as procurement related to production are centrally managed. Products transferred to the segments are transferred at cost; therefore, no internal profit is generated. The associated internal revenue for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. The Company’s global research and development as well as its Global Medical Office (as of January 1, 2020), which seeks to standardize medical treatments and clinical processes within the Company, are also centrally managed. These corporate activities (“Corporate”) do not fulfill the definition of a segment according to IFRS 8, Operating Segments. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company’s segment and Corporate activities for the twelve-month periods ended December 31, 2020, 2019 and 2018 is set forth below:

Segment and corporate information

in € THOUS

	North		Asia-	Latin
	America	EMEA	Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate (1)	Total
2020
Revenue from health care services	11,060,231	1,364,976	876,036	484,930	13,786,173	24,416	13,810,589
Revenue from health care products	1,094,828	1,363,820	969,674	196,445	3,624,767	15,228	3,639,995
Revenue from contracts with customers	12,155,059	2,728,796	1,845,710	681,375	17,410,940	39,644	17,450,584
Other revenue external customers	323,361	33,792	48,468	2,858	408,479	—	408,479
Revenue external customers	12,478,420	2,762,588	1,894,178	684,233	17,819,419	39,644	17,859,063
Inter - segment revenue	28,753	5,933	239	304	35,229	(35,229)	—
Revenue	12,507,173	2,768,521	1,894,417	684,537	17,854,648	4,415	17,859,063
Operating income	2,119,737	411,674	343,632	(156,555)	2,718,488	(414,079)	2,304,409
Interest							(368,019)
Income before income taxes							1,936,390
Depreciation and amortization	(997,509)	(191,204)	(110,400)	(35,731)	(1,334,844)	(252,025)	(1,586,869)
Impairment loss	(1,231)	(2,266)	(1,065)	(194,468)	(199,030)	—	(199,030)
Income (loss) from equity method investees	87,493	4,237	2,950	18	94,698	(180)	94,518
Total assets	21,358,156	3,879,386	2,830,867	724,124	28,792,533	2,896,503	31,689,036
thereof investment in equity method investees	413,401	215,650	105,661	26,401	761,113	—	761,113
Additions of property, plant and equipment, intangible assets and right-of-use assets	1,162,847	249,401	143,939	50,682	1,606,869	395,654	2,002,523

2019
Revenue from health care services	10,907,934	1,354,220	861,963	499,202	13,623,319	—	13,623,319
Revenue from health care products	1,023,462	1,298,723	930,057	206,434	3,458,676	20,141	3,478,817
Revenue from contracts with customers	11,931,396	2,652,943	1,792,020	705,636	17,081,995	20,141	17,102,136
Other revenue external customers	263,777	40,530	66,750	3,362	374,419	—	374,419
Revenue external customers	12,195,173	2,693,473	1,858,770	708,998	17,456,414	20,141	17,476,555
Inter- segment revenue	3,067	686	504	251	4,508	(4,508)	—
Revenue	12,198,240	2,694,159	1,859,274	709,249	17,460,922	15,633	17,476,555
Operating income	1,794,101	448,062	328,996	42,508	2,613,667	(344,109)	2,269,558
Interest							(429,444)
Income before income taxes							1,840,114
Depreciation and amortization	(992,526)	(188,580)	(98,599)	(33,352)	(1,313,057)	(240,351)	(1,553,408)
Impairment loss	(36,411)	(3,341)	—	—	(39,752)	—	(39,752)
Income (loss) from equity method investees	75,941	(4,414)	2,551	1,152	75,230	(1,551)	73,679
Total assets	21,700,202	4,058,523	2,852,271	917,184	29,528,180	3,406,555	32,934,735
thereof investment in equity method investees	400,514	171,704	99,815	24,839	696,872	—	696,872
Additions of property, plant and equipment, intangible assets and right-of-use assets	1,097,517	212,282	190,591	36,595	1,536,985	356,934	1,893,919

2018
Revenue from health care services	10,503,816	1,274,015	776,005	489,441	13,043,277	—	13,043,277
Revenue from health care products	844,147	1,285,470	851,710	193,453	3,174,780	14,736	3,189,516
Revenue from contracts with customers	11,347,963	2,559,485	1,627,715	682,894	16,218,057	14,736	16,232,793
Other revenue external customers	221,769	27,073	61,638	3,600	314,080	—	314,080
Revenue external customers	11,569,732	2,586,558	1,689,353	686,494	16,532,137	14,736	16,546,873
Inter- segment revenue	1,609	304	633	240	2,786	(2,786)	—
Revenue	11,571,341	2,586,862	1,689,986	686,734	16,534,923	11,950	16,546,873
Operating income	2,665,187	398,683	303,956	28,848	3,396,674	(358,876)	3,037,798
Interest							(301,062)
Income before income taxes							2,736,736
Depreciation and amortization	(377,836)	(116,384)	(45,475)	(22,344)	(562,039)	(162,808)	(724,847)
Impairment loss	—	(64,719)	—	—	(64,719)	—	(64,719)
Income (loss) from equity method investees	75,279	(4,322)	2,125	264	73,346	—	73,346
Total assets	16,936,646	3,612,800	2,322,284	719,334	23,591,064	2,651,204	26,242,268
thereof investment in equity method investees	348,096	178,886	98,741	24,057	649,780	—	649,780
Additions of property, plant and equipment and intangible assets	598,988	158,974	53,962	26,894	838,818	316,147	1,154,965

(1)	Includes inter - segment consolidation adjustments.

For the geographic presentation, revenues are attributed to specific countries based on the end user's location for products and the country in which the service is provided. Information with respect to the Company's geographic operations is set forth in the table below:

Geographic presentation

in € THOUS

		North	Rest of
	Germany	America	the world	Total

2020
Revenue external customers	493,436	12,478,420	4,887,207	17,859,063
Long-lived assets	1,202,528	17,878,746	4,325,335	23,406,609

2019
Revenue external customers	474,750	12,195,173	4,806,632	17,476,555
Long-lived assets	1,311,786	19,112,827	4,335,569	24,760,182

2018
Revenue external customers	426,327	11,569,732	4,550,814	16,546,873
Long-lived assets	948,355	13,260,913	3,290,930	17,500,198